SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 11, 2021 USD ($)	Jan. 31, 2021 shares	Sep. 30, 2021 USD ($) Bitcoins	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Bitcoins	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Bitcoins	Dec. 31, 2019 USD ($) Bitcoins	Jul. 01, 2020 USD ($)	Oct. 02, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Accounts receivable write off as uncollectible							$ 0	$ 0
Impairment Loss								100,000
Cash deposit							100,000
Deposit Contracts, Assets							$ 74,000	510,000
Percentage of annual emission expense and credit in the following year			50.00%		50.00%		50.00%
Asset retirement obligation			$ 2,400,000		$ 2,400,000		$ 2,277,000	2,135,000			$ 0
Discount rate on asset retirement obligations			5.00%		5.00%		5.00%
Discount rate on environmental trust liability during current period			4.50%		4.50%		4.50%
Environmental trust liability			$ 4,994,000		$ 4,994,000		$ 4,927,000	4,697,000
Provision for income taxes			$ (4,989,000)	$ 0	(2,860,000)	$ 0	0	0
Advertising and promotional costs							117,000	$ 0
Asset retirement obligation expense					$ 103,000	108,000	$ 142,000
Share based compensation arrangement,expiration period					10 years
Vesting period					3 years
Number of digital assets | Bitcoins			29.8		29.8		26.1	38.9
Right-of-use assets, net			$ 1,369,000		$ 1,369,000		$ 0
Equipment [Member]
Right-of-use assets, net	$ 1,400,000
Finance lease obligation	$ 1,200,000
Lease end date	Aug. 31, 2022
Greenidge Blocker Corp [Member]
Preferred unit, issued | shares										15,000
Preferred unit, issuance value									$ 16,300,000	$ 15,000,000
Impairment Of Long Lived Assets
Impairment Loss							0	$ 0
Digital Assets
Impairment Loss							$ 100,000
Hash Rate Revenue [Member] | Maximum [Member]
Revenue term period							180 days
Hash Rate Revenue [Member] | Minimum [Member]
Revenue term period							30 days
Letter of Credit [Member]
Long-term Line of Credit			5,000.0		5,000.0		$ 4,938,000	4,938,000
GGHI Class B Common Stock [Member]
Shares issued in exchange for acquisition of ownership interests | shares		28,000,000
Cost of Sales [Member]
Emissions expense			860,000	$ 1,674,000	468,000	$ 941,000	$ 1,738,000	$ 206,000
Purchase of voluntary carbon offset credits					$ 700,000
Other Income And Expense [Member]
Asset retirement obligation expense			$ 100